Note 3 - Going Concern (Details Textual) - USD ($)			12 Months Ended
	Nov. 20, 2023	Aug. 25, 2023	Dec. 31, 2023	Dec. 31, 2022
Proceeds from Issuance of Common Stock	$ 303,348	$ 975,000	$ 6,445,848	$ 0
Net Income (Loss) Attributable to Parent			(3,060,433)	(12,127,068)
Retained Earnings (Accumulated Deficit)			(58,739,995)	(55,679,562)
Cash and Cash Equivalents, at Carrying Value			2,410,037	276,464
Working Capital			$ 4,466,637	$ 1,687,880